Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002039458
Registrant Name	Canary HBAR ETF
Registration File Number	333-283135
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Canary HBAR ETF
Street 1	c/o Canary Capital Group LLC
Street 2	8 Cadillac Drive, Suite 300
City	Brentwood
State or Country Code	TN
Zip Code	37027
Reporting FY End Date	Dec. 31, 2025